RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 29, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Short-term employee benefits		$ 10,964	$ 5,950
Post-employment benefits		209	199
Termination benefits		(487)	4,431
Key management personnel compensation, share-based payment		53,577	18,376
Key management personnel compensation		64,263	$ 28,956
Termination benefits	$ 9,800
Mr. Chamandy
Disclosure of transactions between related parties [line items]
Short-term employee benefits		1,700
Key management personnel compensation, share-based payment	$ (6,000)	17,000
Key management personnel compensation		8,900
Outgoing Executives
Disclosure of transactions between related parties [line items]
Termination benefits		$ 9,300